Financial Instruments - Schedule of Additional Bank Lines of Credit that Company has Disposal to Reduce Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Additional Bank Lines of Credit that Company Has Disposal to Reduce Liquidity Risk [Abstract]
Bank loans credit lines	$ 300,000	$ 200,000
Draw balances	216,927	166,408
Undrawn balances	$ 83,073	$ 33,592